Shareholders’ equity - Disclosure of reconciliation of BSAs, equity line agreement (Details) - BSAs		12 Months Ended
	Oct. 01, 2022 shares	Dec. 31, 2024 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)		147,196
Number of instruments exercised (in shares)		0
Number of instruments lapsed (in shares)		(1,072)
Number of instruments outstanding, ending balance (in shares)		223,944
Maximum number of shares to be issued if all conditions are met (in shares)		223,944
Equity line agreement with Kepler Cheuvreux
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)			300,000
Number of instruments exercised (in shares)			0
Number of instruments lapsed (in shares)	(300,000)		(300,000)
Number of instruments outstanding, ending balance (in shares)			0
Maximum number of shares to be issued if all conditions are met (in shares)			0	300,000